Reporting entity and going concern (Tables)	3 Months Ended
Mar. 31, 2026
Reporting entity and going concern [Abstract]
Schedule of subsidiary

The condensed interim consolidated financial statements include the financial statements of the Company and its subsidiary that are listed in the following table:

		% Ownership
	Country of incorporation	March 31, 2026	December 31, 2025
Potassio do Brasil Ltda.	Brazil	100%	100%